Consolidated Income Statement (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investment services fees:
Foreign exchange and other trading revenue	$ 848		$ 886		$ 1,036
Net securities gains (losses)	48		27		(5,369)
Total fee and other revenue	11,696	[1]	10,891	[2]	4,739
Net interest revenue
Interest revenue	3,588		3,470	[3]	3,508	[3]
Interest expense	604		545	[3]	593	[3]
Net interest revenue	2,984		2,925	[3]	2,915	[3]
Provision for credit losses	1		11	[3]	332	[3]
Net interest revenue after provision for credit losses	2,983		2,914	[3]	2,583	[3]
Noninterest expense
Staff	5,726		5,215	[3]	4,700	[3]
Professional, legal and other purchased services	1,217		1,099	[3]	1,017	[3]
Net occupancy	624		588	[3]	564	[3]
Software	485		410	[3]	367	[3]
Distribution and servicing	416		377	[3]	393	[3]
Furniture and equipment	330		315	[3]	309	[3]
Sub-custodian	298		247	[3]	203	[3]
Business development	261		271	[3]	214	[3]
Other	1,147		1,060	[3]	954	[3]
Subtotal	10,504		9,582	[3]	8,721	[3]
Amortization of intangible assets	428		421	[3]	426	[3]
Restructuring charges	89		28	[3]	150	[3]
Merger and integration expenses	91		139	[3]	233	[3]
Total noninterest expense	11,112		10,170	[3]	9,530	[3]
Income
Income (loss) from continuing operations before income taxes	3,617		3,694	[3],[4],[5]	(2,208)	[3],[4],[5]
Provision (benefit) for income taxes	1,048		1,047	[3],[5]	(1,395)	[3],[5]
Net income (loss) from continuing operations	2,569		2,647	[3],[4]	(813)	[3],[4]
Discontinued operations:
Loss from discontinued operations			(110)	[3]	(421)	[3]
Benefit for income taxes			(44)	[3]	(151)	[3]
Net income (loss) from discontinued operations			(66)	[3]	(270)	[3]
Net income (loss)	2,569		2,581	[3]	(1,083)	[3]
Net (income) attributable to noncontrolling interests	(53)		(63)	[3]	(1)	[3]
Redemption charge and preferred dividends					(283)	[3]
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	2,516		2,518	[3]	(1,367)	[3]
Reconciliation of net income (loss) from continuing operations to the net income applicable to common shareholders of The Bank of New York Mellon Corporation
Net income (loss) from continuing operations	2,569		2,647	[3],[4]	(813)	[3],[4]
Net (income) attributable to noncontrolling interests	(53)		(63)		(1)
Redemption charge and preferred dividends					(283)	[3]
Net income (loss) from continuing operations applicable to common shareholders of The Bank of New York Mellon Corporation	2,516		2,584		(1,097)
Net loss from discontinued operations			(66)		(270)
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	2,516		2,518	[3]	(1,367)	[3]
Less: Earnings allocated to participating securities	27		23
Excess of redeemable value over the fair value of noncontrolling interests	9
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation after required adjustments for the calculation of basic and diluted earnings per share	2,480		2,495		(1,367)
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic	1,220,804		1,212,630		1,178,907
Common stock equivalents	8,425		9,508
Less: Participating securities	6,203		5,924
Diluted	1,223,026		1,216,214		1,178,907	[6]
Anti-dilutive securities	86,270	[7]	87,058	[7]	98,112	[7]
Basic:
Net income (loss) from continuing operations	$ 2.03	[8]	$ 2.11	[8]	$ (0.93)	[8]
Net loss from discontinued operations			$ (0.05)	[8]	$ (0.23)	[8]
Net income (loss) applicable to common stock	$ 2.03	[8]	$ 2.06	[8]	$ (1.16)	[8]
Diluted:
Net income (loss) from continuing operations	$ 2.03	[8]	$ 2.11	[8]	$ (0.93)	[8]
Net loss from discontinued operations			$ (0.05)	[8]	$ (0.23)	[8]
Net income (loss) applicable to common stock	$ 2.03	[8]	$ 2.05	[8],[9]	$ (1.16)	[8]
Operations
Investment services fees:
Asset servicing	3,697		3,076	[3]	2,573	[3]
Issuer services	1,445		1,460	[3]	1,463	[3]
Clearing services	1,159		1,005	[3]	962	[3]
Treasury services	535		530	[3]	519	[3]
Total investment services fees	6,836		6,071	[3]	5,517	[3]
Investment management and performance fees	3,002		2,868	[3]	2,677	[3]
Foreign exchange and other trading revenue	848		886	[3]	1,036	[3]
Distribution and servicing	187		210	[3]	326	[3]
Financing-related fees	170		195	[3]	215	[3]
Investment income	258		308	[3]	226	[3]
Other	197		159	[3]	111	[3]
Total fee revenue	11,498		10,697	[3]	10,108	[3]
Net securities gains (losses)-including other-than-temporary impairment	(86)		(43)	[3]	(5,552)	[3]
Non-credit-related gains (losses) on securities not expected to be sold (recognized in OCI)	(134)		(70)	[3]	(183)	[3]
Net securities gains (losses)	48		27	[3]	(5,369)	[3]
Total fee and other revenue	11,546		10,724	[3]	4,739	[3]
Investment Management Funds
Investment services fees:
Investment income	670		663	[3]
Interest of investment management fund note holders	470		437	[3]
Income of consolidated investment management funds	200		226	[3]
Total fee and other revenue	150		167
Discontinued operations:
Net (income) attributable to noncontrolling interests	$ (50)		$ (59)	[3]

[1]	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
[3]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[4]	Presented on a continuing operations basis.
[5]	Based on continuing operations for 2010 and 2009.
[6]	Diluted earnings per share for the year ended Dec. 31, 2009, was calculated using average basic shares. Adding back the dilutive shares would be anti-dilutive.
[7]	Represents stock options, restricted stock, restricted stock units, participating securities and warrants outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.
[8]	Basic and diluted earnings per share under the two-class method are determined on the net income reported on the income statement less earnings allocated to participating securities, and the excess of redeemable value over the fair value of noncontrolling interests.
[9]	Does not foot due to rounding.